Document And Entity Information	12 Months Ended
Dec. 31, 2025
Document Information [Line Items]
Document Type	POS AM
Entity Registrant Name	GUERRILLA RF, INC.
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	85-3837067
Entity Address, Address Line One	2000 Pisgah Church Road
Entity Address, City or Town	Greensboro
Entity Address, State or Province	NC
Entity Address, Postal Zip Code	27455
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Amendment Description	This Post-Effective Amendment No. 2 to the Registration Statement on Form S-1 (File No. 333-282444) (the “Registration Statement”) of Guerrilla RF, Inc. (the “Company”) is being filed (i) pursuant to the undertakings in Item 17 of the Registration Statement to update and supplement the information contained in the Registration Statement, as originally declared effective by the Securities and Exchange Commission (the “SEC”) on October 9, 2024 to include the information contained in the Company’s Annual Report on Form 10-K for the fiscal year ended December 31, 2025 that was filed with the SEC on March 26, 2026 and to update certain other information in the Registration Statement, and (ii) to elect to use incorporation by reference in such Registration Statement. The information included in this filing updates and supplements the Registration Statement and the prospectus contained therein. No additional securities are being registered under this Post-Effective Amendment No. 2. All applicable registration fees were paid at the time of the original filing of the Registration Statement. The information in this preliminary prospectus is not complete and may be changed. The selling stockholders named in this preliminary prospectus may not sell these securities until the registration statement filed with the Securities and Exchange Commission is effective. This preliminary prospectus is not an offer to sell and the selling stockholders named in this prospectus are not soliciting offers to buy these securities in any jurisdiction where the offer or sale is not permitted.
Entity Central Index Key	0001832487
Amendment Flag	true